Fair value measurements	12 Months Ended
Jun. 30, 2023
Fair value measurements
Fair value measurements

Note 16 – Fair value measurements

The fair values of the Group’s financial assets and financial liabilities reflect the amounts that would be received to sell the assets or paid to transfer the liabilities in an orderly transaction between market participants at the measurement date (exit price).

The fair value of the Group’s long-term debt with fixed interest rates is based on market prices, if available, or expected future cash flows discounted at the current interest rate for financial liabilities with similar risk profiles (Level 2 fair value hierarchy). Based on this assessment, the fair value of the Group’s long-term debt is materially the same as the carrying value.

Private warrants

As part of the initial public offering, the company issued private placement warrants which can be exercised to purchase an equal number of Common Stock. Refer to Note 1(y) for additional information. The fair value of the private warrants is classified as Level 2 within the fair value hierarchy and is based on the indexation of the public warrants price.

Other warrants

As part of the refinancing of the senior debt facility and the Accordion facility, the company issued warrants. The warrants vest in three equal tranches over a period of eighteen months and entitle the holder to purchase one share of the group’s Common Stock for $0.0001 per share. Refer to Note 1(y) for additional information.

The fair value of the other warrants is classified as Level 2 within the fair value hierarchy and is based on a binomial tree valuation, where the value of the security at each discrete step is determined and the present value of the future outcomes, weighted by probability, results in the fair value of the other warrants.

	Tranche 1	Tranche 2	Tranche 3
Valuation date	June 30, 2023	June 30, 2023	June 30, 2023
Vesting date	September 2, 2022	June 2, 2023	March 2, 2024
Expiry date	September 2, 2025	September 2, 2025	September 2, 2025
Share price at the valuation date	$1.09	$1.09	$1.09
Exercise price	$0.0001	$0.0001	$0.0001
Volatility	90%	90%	90%
Risk free interest rate	5.03%	5.03%	5.03%
Dividend yield	0%	0%	0%

Embedded derivatives

As part of the hybrid financial instrument with Sunset Power and O-Corp, the various conversion options were recognized as an embedded derivative. Refer to Note 15 for additional information.

The fair value of the embedded derivative is classified as Level 2 within the fair value hierarchy and is based on a Monte Carlo simulation for tranches 1 and 2 and Black Scholes option pricing model for tranche 3.

The assumptions used in the valuation were as follows:

	Tranche 1		Tranche 2		Tranche 3
Valuation date	June 30, 2023		June 30, 2023		June 30, 2023
Share price	$1.09		$1.09		$1.09
Exercise price	$1.25		$2.50		$5.00
Expected option terms	5	years	5	years	5	years
Expected volatility	90%		90%		90%
Risk-free rate of return	4.16%		4.16%		4.16%
Expected annual dividend yield	0%		0%		0%

The Group’s assets and liabilities that were measured at fair value on a recurring basis were as follows:

	Fair Value Measured as of June 30, 2023
	Level 1	Level 2	Level 3	Total
	$’000	$’000	$’000	$’000
Common stock public warrant liabilities	3,690	—	—	3,690
Common stock private warrant liabilities	—	98	—	98
Other warrant liabilities	—	7,839	—	7,839
Embedded derivatives (Note 15)	—	8,399	—	8,399
Total financial liability	3,690	16,336	—	20,026

The following table presents a summary of the changes in the fair value of the Group’s warrant liability:

	Public warrants		Private warrants		Other warrants		Total
	Number of		Number of		Number of		Number of
	warrants	Amounts	warrants	Amounts	warrants	Amounts	warrants	Amounts
		$’000		$’000		$’000		$’000
Balance as at June 30, 2022	9,037,130	12,019	241,147	321	—	—	9,278,277	12,340
Warrants issued	—	—	—	—	2,166,229	21,879	2,166,229	21,879
Warrants exercised and equity issued	(10,146)	(18)	—	—	(992,856)	(4,748)	(1,003,002)	(4,766)
Change in fair value	—	(8,311)	—	(223)	—	(9,292)	—	(17,826)
Balance as at June 30, 2023	9,026,984	3,690	241,147	98	1,173,373	7,839	10,441,504	11,627

The movement in fair value in relation to the embedded derivative was $0.8 million.